Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 8,942,319
Due after one year through five years, amortized cost	4,347,625
Due after five years through ten years, amortized cost	1,105,305
Due after ten years, amortized cost	719,336
Total	15,114,585
Due in one year or less, amortized cost
Due after one year through five years, amortized cost	209,902
Due after five years through ten years, amortized cost	209,578
Due after ten years, amortized cost	3,766,283
Amortized cost, held-to-maturity securities	4,185,763	¥ 4,047,547
Due in one year or less, fair value	8,941,138
Due after one year through five years, fair value	4,330,430
Due after five years through ten years, fair value	1,084,274
Due after ten years, fair value	702,775
Total	15,058,617
Due in one year or less, fair value
Due after one year through five years, fair value	204,366
Due after five years through ten years, fair value	195,513
Due after ten years, fair value	3,627,502
Total	4,027,381
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	6,142,515
Due after one year through five years, amortized cost	1,851,276
Due after five years through ten years, amortized cost	384,847
Due after ten years, amortized cost
Total	8,378,639
Due in one year or less, amortized cost
Due after one year through five years, amortized cost	209,902
Due after five years through ten years, amortized cost	209,578
Due after ten years, amortized cost
Amortized cost, held-to-maturity securities	419,480
Due in one year or less, fair value	6,141,284
Due after one year through five years, fair value	1,842,215
Due after five years through ten years, fair value	378,933
Due after ten years, fair value
Total	8,362,432
Due in one year or less, fair value
Due after one year through five years, fair value	204,366
Due after five years through ten years, fair value	195,513
Due after ten years, fair value
Total	399,879
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	61,871
Due after one year through five years, amortized cost	250,759
Due after five years through ten years, amortized cost	250,871
Due after ten years, amortized cost	7,610
Total	571,110
Due in one year or less, fair value	61,657
Due after one year through five years, fair value	243,784
Due after five years through ten years, fair value	235,595
Due after ten years, fair value	6,703
Total	547,739
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	22,365
Due after one year through five years, amortized cost	105,354
Due after five years through ten years, amortized cost
Due after ten years, amortized cost
Total	127,719
Due in one year or less, fair value	22,241
Due after one year through five years, fair value	105,389
Due after five years through ten years, fair value
Due after ten years, fair value
Total	127,630
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,879,007
Due after one year through five years, amortized cost	705,075
Due after five years through ten years, amortized cost	1,356
Due after ten years, amortized cost	1,352
Total	2,586,790
Due in one year or less, fair value	1,880,226
Due after one year through five years, fair value	708,230
Due after five years through ten years, fair value	1,356
Due after ten years, fair value	1,352
Total	2,591,164
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years, amortized cost	707
Due after ten years, amortized cost	339,876
Total	340,583
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years, amortized cost
Due after ten years, amortized cost	3,766,283
Amortized cost, held-to-maturity securities	3,766,283
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value	694
Due after ten years, fair value	314,864
Total	315,558
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value
Due after ten years, fair value	3,627,502
Total	3,627,502
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years, amortized cost
Due after ten years, amortized cost	21,802
Total	21,802
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value
Due after ten years, fair value	20,907
Total	20,907
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	3,802
Due after one year through five years, amortized cost	560,496
Due after five years through ten years, amortized cost	286,220
Due after ten years, amortized cost
Total	850,518
Due in one year or less, fair value	3,795
Due after one year through five years, fair value	560,946
Due after five years through ten years, fair value	289,046
Due after ten years, fair value
Total	853,787
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	337,529
Due after one year through five years, amortized cost	607,751
Due after five years through ten years, amortized cost	162,710
Due after ten years, amortized cost	328,833
Total	1,436,823
Due in one year or less, fair value	336,424
Due after one year through five years, fair value	602,494
Due after five years through ten years, fair value	160,025
Due after ten years, fair value	339,148
Total	1,438,091
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	495,231
Due after one year through five years, amortized cost	266,914
Due after five years through ten years, amortized cost	18,593
Due after ten years, amortized cost	19,862
Total	800,601
Due in one year or less, fair value	495,511
Due after one year through five years, fair value	267,373
Due after five years through ten years, fair value	18,624
Due after ten years, fair value	19,801
Total	¥ 801,309